Statements of Consolidated Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Cash flows from operating activities
Net loss for the period		$ (115,212)	[1]	$ (88,333)		$ (103,683)
Reconciliation of net loss and of the cash provided by (used in) operating activities
Amortization and depreciation		6,875	[1]	2,377		3,371
Net loss (income) on disposals		15	[1]	20		40
Net financial loss (gain)		(8,340)	[1]	(16,758)		11,032
Expenses related to share-based payments		26,880	[1]	37,218		50,418
Provisions		2,093	[1]	(468)		2,908
Other non cash items		85	[1]			2
Interest (paid) / received		6,808	[1]	6,905		1,371
Operating cash flows before change in working capital		(80,796)	[1]	(59,040)		(34,540)
Decrease (increase) in inventories		(2,627)	[1]	(37)		(109)
Decrease (increase) in trade receivables and other current assets		(2,674)	[1]	(3,696)		(549)
Decrease (increase) in subsidies receivables		7,359	[1]	(8,257)		305
(Decrease) increase in trade payables and other current liabilities		9,635	[1]	9,374		(335)
(Decrease) increase in deferred income		(39)	[1]	(6,480)		(17,099)
Change in working capital		11,654	[1]	(9,096)		(17,787)
Net cash flows provided by (used in) operating activities		(69,142)	[1]	(68,137)		(52,327)
Cash flows from investing activities
Proceeds from disposal of property, plant and equipment		414	[1]	1,262		7,164
Acquisition of intangible assets		(45)	[1]	(171)		(273)
Acquisition of property, plant and equipment		(12,913)	[1]	(4,715)		(2,383)
Net change in non-current financial assets		(3,636)	[1]	221		(125)
Sale (Acquisition) of current financial assets		(19,692)	[1]	39,025		(2,598)
Net cash flows provided by (used in) investing activities		(35,872)	[1]	35,623		1,784
Cash flows from financing activities
Increase in share capital net of transaction costs		0	[1]	186,382		2,930
Shares of Calyxt issued to / (purchased from) third parties		(469)	[1]	49,942		38,257
Decrease in borrowings		0	[1]	(127)		(41)
Payments on lease debts	[1]	(3,393)
Treasury shares		0	[1]	297		120
Net cash flows provided by (used in) financing activities		(3,862)	[1]	236,494		41,266
(Decrease) increase in cash and cash equivalents		(108,876)	[1]	203,981		(9,277)
Cash and cash equivalents at the beginning of the year		451,501	[1]	256,380		254,568
Effect of exchange rate changes on cash		(2,103)	[1]	(8,860)		11,089
Cash and cash equivalents at the end of the period		$ 340,522	[1]	$ 451,501	[1]	$ 256,380

[1]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.